INVESTMENTS IN MARKETABLE SECURITIES	12 Months Ended
Mar. 31, 2025
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN MARKETABLE SECURITIES

NOTE 6 – INVESTMENTS IN MARKETABLE SECURITIES

	As of March 31, 2025 ($)	As of March 31, 2024 ($)
Other Bank balances	-	13,944
Total	-	13,944

(i)	Other bank balances represent the fixed deposits maintained by the Company with the Banks in India which has maturity of more than 3 months as at the year end.